Organization and Business Description (Details) - USD ($)		6 Months Ended
	Feb. 20, 2022	Dec. 31, 2024	Dec. 31, 2023
Organization and Business Description [Line Items]
Deconsolidation gain		$ 523,746
Board of directors [Member]
Organization and Business Description [Line Items]
Consideration of investor
U-BX Beijing [Member]
Organization and Business Description [Line Items]
Percentage of equity	2.99%
WFOE Zhejiang [Member]
Organization and Business Description [Line Items]
Percentage of equity	100.00%